Segment Information (Revenue by Merchandise Category) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Revenue [Line Items]
Net Sales	$ 58,995,918	$ 83,221,544	$ 156,053,109	$ 195,260,160	$ 365,624,781	$ 370,500,420
Sale Of General Merchandise [Member]
Segment Reporting Revenue [Line Items]
Net Sales					359,625,745	365,230,321
Sale Of General Merchandise [Member] | Grocery [Member]
Segment Reporting Revenue [Line Items]
Net Sales					134,599,622	125,176,060
Sale Of General Merchandise [Member] | Fresh Food [Member]
Segment Reporting Revenue [Line Items]
Net Sales					172,059,718	172,554,315
Sale Of General Merchandise [Member] | Non Food [Member]
Segment Reporting Revenue [Line Items]
Net Sales					$ 52,966,405	$ 67,499,946